Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
2016		2017		2018
	NIS
Issued and paid at January 1	1,006,046		1,006,046		1,010,446
Equity offering	-		-		121,212
Exercise of share options	-		4,400		30,310

Issued and paid at December 31	1,006,046		1,010,446		1,161,968